Intangible assets, net (Tables)	12 Months Ended
Jun. 30, 2019
Intangible assets, net
Schedule of intangible assets	Intangible assets consist of the following:

	June 30, 2019	June 30, 2018

Land use rights	$603,774	$626,048
Less: accumulated amortization	(141,036)	(133,718)
Net intangible assets	$462,738	$492,330

Schedule of estimated amortization	The estimated amortization is as follows:

Estimated
Twelve months ending June 30,	amortization expense

2020	$12,147
2021	12,147
2022	12,147
2023	12,147
2024	12,147
Thereafter	402,003
Total	$462,738